FINANCIAL RISK MANAGEMENT (Details 10) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 13,234,613	S/ 12,778,986
Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		13,234,613	12,778,986
Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		30,702,407	27,565,393
Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		28,837,264	23,804,087
Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		95,977,277	90,561,768
Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		537,685	459,099
Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		656,829	643,224
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		715,695	454,187
Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	9,020,389	8,932,445
Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		166,447,546	152,420,203
Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		97,170,411	85,916,387
Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		21,412,732	22,621,915
Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		235,185	233,892
Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,443,760	6,786,189
Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		168,089	209,520
Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		16,242,257	15,939,603
Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	5,546,146	4,611,205
Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		22,253,703	20,116,511
Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		170,472,283	156,435,222
Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(4,024,737)	(4,015,019)
Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,428,944	4,542,630
Non-Interest Bearing Assets [Member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,111,283	2,680,557
Non-Interest Bearing Assets [Member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(755,934)	(363,291)
Non-Interest Bearing Assets [Member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		537,685	459,099
Non-Interest Bearing Assets [Member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	8,221,926	8,533,348
Non-Interest Bearing Assets [Member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		16,543,904	15,852,343
Non-Interest Bearing Assets [Member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,029,668	1,946,347
Non-Interest Bearing Assets [Member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		250,633	106,229
Non-Interest Bearing Assets [Member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Non-Interest Bearing Assets [Member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		840,151	732,635
Non-Interest Bearing Assets [Member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		168,089	209,520
Non-Interest Bearing Assets [Member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		81,511	488,162
Non-Interest Bearing Assets [Member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	5,176,758	3,754,658
Non-Interest Bearing Assets [Member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		22,253,703	20,116,511
Non-Interest Bearing Assets [Member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		30,800,513	27,354,062
Non-Interest Bearing Assets [Member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(14,256,609)	(11,501,719)
Non-Interest Bearing Assets [Member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(4,024,737)	(4,015,019)
Not later than one month [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,397,860	461,724
Not later than one month [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,153,574	1,682,988
Not later than one month [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(2,755,714)	(1,221,264)
Not later than one month [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		11,473,580	7,467,818
Not later than one month [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,642,823	1,574,831
Not later than one month [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,192,582	10,525,263
Not later than one month [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		626,392	623,005
Not later than one month [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		163,425	110,263
Not later than one month [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	180,725	373,946
Not later than one month [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,279,527	20,675,126
Not later than one month [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		26,156,669	22,908,852
Not later than one month [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,070,558	2,765,720
Not later than one month [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		51,814	32,963
Not later than one month [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		200,307	185,671
Not later than one month [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		791,247	52,366
Not later than one month [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	155,851	446,131
Not later than one month [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Not later than one month [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		31,426,446	26,391,703
Not later than one month [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(7,902,633)	(6,937,841)
Not later than one month [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(7,902,633)	(6,937,841)
Later than one month and not later than three months [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,023,671	2,118,173
Later than one month and not later than three months [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,460,947	4,308,673
Later than one month and not later than three months [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(2,437,276)	(2,190,500)
Later than one month and not later than three months [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,859,361	1,845,264
Later than one month and not later than three months [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,789,292	465,421
Later than one month and not later than three months [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		15,509,563	16,135,337
Later than one month and not later than three months [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		22,088	16,533
Later than one month and not later than three months [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		309,669	202,610
Later than one month and not later than three months [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	24,927	5,590
Later than one month and not later than three months [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		21,514,900	18,670,755
Later than one month and not later than three months [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,513,156	8,273,520
Later than one month and not later than three months [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,949,926	2,031,097
Later than one month and not later than three months [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		141,708	158,957
Later than one month and not later than three months [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		118,642	104,065
Later than one month and not later than three months [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,656	40,792
Later than one month and not later than three months [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	211,103	1,577
Later than one month and not later than three months [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one month and not later than three months [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		11,936,191	10,610,008
Later than one month and not later than three months [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,141,433	5,870,247
Later than one month and not later than three months [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(761,200)	(1,067,594)
Later than three months and not later than one year [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		426,309	498,864
Later than three months and not later than one year [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		181,534	2,609,747
Later than three months and not later than one year [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		244,775	(2,110,883)
Later than three months and not later than one year [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,638,314	3,709,882
Later than three months and not later than one year [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		4,013,113	3,913,328
Later than three months and not later than one year [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		23,933,640	22,739,878
Later than three months and not later than one year [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,500	2,898
Later than three months and not later than one year [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		208,531	120,159
Later than three months and not later than one year [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	9,736	12,537
Later than three months and not later than one year [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		32,809,834	30,498,682
Later than three months and not later than one year [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		17,056,114	15,162,216
Later than three months and not later than one year [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,931,824	5,747,611
Later than three months and not later than one year [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		31,726	36,633
Later than three months and not later than one year [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		443,141	396,609
Later than three months and not later than one year [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		395,125	639,238
Later than three months and not later than one year [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	2,434	218,539
Later than three months and not later than one year [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than three months and not later than one year [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		24,860,364	22,200,846
Later than three months and not later than one year [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		8,194,245	6,186,953
Later than three months and not later than one year [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		7,433,045	5,119,359
Later than one year and not later than five years [member] | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,993,576	5,738,651
Later than one year and not later than five years [member] | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,944,123	3,461,322
Later than one year and not later than five years [member] | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,049,453	2,277,329
Later than one year and not later than five years [member] | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,222,420	9,890,459
Later than one year and not later than five years [member] | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,208,053	6,261,652
Later than one year and not later than five years [member] | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		32,989,209	30,353,995
Later than one year and not later than five years [member] | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,849	788
Later than one year and not later than five years [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		34,070	21,155
Later than one year and not later than five years [member] | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	5,946	7,024
Later than one year and not later than five years [member] | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		45,461,547	46,535,073
Later than one year and not later than five years [member] | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		36,200,975	32,654,763
Later than one year and not later than five years [member] | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,056,395	10,146,210
Later than one year and not later than five years [member] | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		9,937	5,339
Later than one year and not later than five years [member] | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,918,617	1,730,011
Later than one year and not later than five years [member] | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		11,998,887	8,492,272
Later than one year and not later than five years [member] | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	190,300
Later than one year and not later than five years [member] | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Later than one year and not later than five years [member] | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		56,184,811	53,218,895
Later than one year and not later than five years [member] | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(7,673,811)	(4,406,493)
Later than one year and not later than five years [member] | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		(240,766)	712,866
Over 5 years | Derivative financial assets [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,393,197	3,961,574
Over 5 years | Derivative financial liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		494,435	716,256
Over 5 years | Derivative Net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		1,898,762	3,245,318
Over 5 years | Cash and due from banks, Cash collateral, reverse repurchase agreements and securities borrowings [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		79,788	109,340
Over 5 years | Investment [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		11,072,700	8,908,298
Over 5 years | Loans, net [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		12,108,217	11,170,586
Over 5 years | Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Premiums and other policies Accounts receivable [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Other asset [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[1]	577,129	0
Over 5 years | Asset total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		23,837,834	20,188,224
Over 5 years | Deposits and obligations [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		6,213,829
Over 5 years | Payables from repurchase agreements, security lending and due to banks and correspondents [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,153,396	1,825,048
Over 5 years | Accounts payable to reinsurers [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Technical, insurance claims reserves and reserves for unearned premiums [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		3,922,902	3,637,198
Over 5 years | Financial liabilities at fair value through profit or loss [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Bonds and notes issued [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		2,973,831	6,226,773
Over 5 years | Other liabilities [Member]
Disclosure of financial risks management [Line Items]
Credit exposure	[2]	0	0
Over 5 years | Equity [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		0	0
Over 5 years | Liabilities and equity total [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		15,263,958	16,659,708
Over 5 years | Marginal gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		10,472,638	6,773,834
Over 5 years | Accumulated Gap [Member]
Disclosure of financial risks management [Line Items]
Credit exposure		S/ 10,231,872	S/ 7,486,700

[1]	Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
[2]	Includes banker’s acceptances outstanding and other liabilities.